UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 1998

Check here if Amendment [X]; Amendment Number:1
This Amendment (Check only one.): [ ] is a restatement.
[X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Alpine Associates, A Limited Partnership
          100 Union Avenue
          Cresskill, NJ  07626

13F File Number:  28-5180

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Todd J. Mason
Title:          Analyst
Phone:          201-871-0866
Signature, Place, and Date of Signing:

     Todd J. Mason     Cresskill, New Jersey     05/14/1999

Report Type (Check only one.):
[ X ]          13F HOLDINGS REPORT.

[   ]          13F NOTICE.

[   ]          13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.
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FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:     NONE

Form 13F Information Table Entry Total:    39

Form 13F Information Table Value Total:     $480,140 (thousands)

Confidential information has been omitted from the public Form 13F report and filed separately with the Commission.

List of Other Included Managers:

NONE
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                                                                           FORM 13F INFO TABLE
                                                                  VALUE     SHARES /   SH PUT INV             VOTING AUTHORITY
         NAME OF ISSUER            TITLE OF CLASS     CUSIP      (x$1000)    PRN AMT  PRN CALLDSC     SOLE    SNONE
ALIANT COMMUN CO                               COM 016090-10-2         1590      39100 SH     Sole       3910000
AMERICAN STORES CO NEW                         COM 030096-10-1        46954    1271200 SH     Sole     127120000
AMERIN CORP                                    COM 03070X-10-6         3234     133400 SH     Sole      13340000
AMERITECH CORP NEW                             COM 030954-10-1        11502     181500 SH     Sole      18150000
AMP INC                                        COM 031897-10-1        44256     850068 SH     Sole      85006800
ASTRA AB                           SPONSORED ADR A 046298-10-5         6206     300000 SH     Sole      30000000
AVECOR CARDIOVASCULAR                          COM 053547-10-5         4421     360900 SH     Sole      36090000
BALLARD MEDICAL PRODUCTS                       COM 058566-10-0         7415     305000 SH     Sole      30500000
BANKERS TRUST CORP                             COM 066365-10-7        16660     195000 SH     Sole      19500000
BAYARD DRILLING TECH                           COM 072700-10-7         2005     401100 SH     Sole      40110000
BOOLE & BABBAGE INC                            COM 098586-10-0        12206     417300 SH     Sole      41730000
COLTEC INDS INC                                COM 196879-10-0         4116     211100 SH     Sole      21110000
COMSAT CORP                              COM SER 1 20564D-10-7         3600     100000 SH     Sole      10000000
DELTA & PINE LD CO                             COM 247357-10-6        23125     625000 SH     Sole      62500000
DISCREET LOGIC                                 COM 25467V-10-4         3775     200000 SH     Sole      20000000
ENVOY CORP NEW                                 COM 293982-10-4        11650     200000 SH     Sole      20000000
FOAMEX INTL INC                                COM 344123-10-4         5838     486500 SH     Sole      48650000
FRED MEYER INC DEL NEW                         COM 592907-10-9        51899     861400 SH     Sole      86140000
GENOVESE DRUGSTORES                           CL A 372442-20-2         3003     105400 SH     Sole      10540000
GETCHELL GOLD CORP                             COM 374265-10-6         8450     310100 SH     Sole      31010000
HEADLANDS MTG CO                               COM 421980-10-3         6245     300100 SH     Sole      30010000
JACOR COMMUNICATIONS                          CL A 469858-40-1        25750     400000 SH     Sole      40000000
KANSAS CITY PWR & LT CO                        COM 485134-10-0         7406     250000 SH     Sole      25000000
KUHLMAN CORP                                   COM 501206-10-6         5681     150000 SH     Sole      15000000
LEARNING CO INC                                COM 522008-10-1        12968     500000 SH     Sole      50000000
MAINSTREET FINCL INC                           COM 560633-10-9         1218      26100 SH     Sole       2610000
MEMCO SOFTWARE LTD                             ORD M69065-10-6         6547     432900 SH     Sole      43290000
MIDAMERICAN ENERGY HLDGS                       COM 595920-10-9        19796     736600 SH     Sole      73660000
MOBIL CO                                       COM 607059-10-2         8712     100000 SH     Sole      10000000
ORYX ENERGY CO                                 COM 68763F-10-0         6089     453200 SH     Sole      45320000
PEOPLES BANCORP INC                            COM 709909-10-5         2428     225900 SH     Sole      22590000
PROVIDENT COS INC                              COM 743862-10-4         3486      84000 SH     Sole       8400000
QUICKTURN DESIGN SYSTEM                        COM 74838E-10-2         1425     100000 SH     Sole      10000000
RUBBERMAID INC                                 COM 781088-10-9        25150     800000 SH     Sole      80000000
TELE COMMUNICATIONS INC              COM TCI GRP A 87924V-10-1        45356     820000 SH     Sole      82000000
TELECOMMS INC. VENT                 COM TCI VENT A 87924V-88-7        11781     500000 SH     Sole      50000000
UNION CAMP CORP                                COM 905530-10-1        12960     192000 SH     Sole      19200000
US SATELLITE BROADCASTING                     CL A 912534-10-4         3421     250000 SH     Sole      25000000
VANGUARD CELLULAR SYSTEM                      CL A 922022-10-8         1802      70000 SH     Sole       7000000
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